VARIABLE INTEREST ENTITIES ("VIEs") (Details) $ in Millions			39 Months Ended
	Nov. 14, 2024 USD ($)	Nov. 13, 2024 vessel	Jun. 30, 2025 vessel
Variable Interest Entity [Line Items]
Number of vessels assumed in sale and leaseback transaction		2
Kool Ice and Kool Kevin
Variable Interest Entity [Line Items]
Acquisition of vessel, purchase price | $	$ 148.4
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Number of vessels assumed in sale and leaseback transaction			2